Accounts Receivable, Net of Allowance for Doubtful Accounts - Summary of Movement of Allowance for Doubtful Accounts (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Balance at the beginning of the year	¥ 1,127	¥ 574
Provision for doubtful accounts	709	626
Write-offs	(112)	(73)
Balance at the end of the year	¥ 1,724	¥ 1,127